Borrowing Arrangements - LSA Convertible Note (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Borrowing Arrangements
Fair value recurring basis unobservable input reconciliation liability gain loss statement of income extensible list not disclosed flag	true
LSA Convertible Note | Level 3
Borrowing Arrangements
Balance, January 1, 2022	$ 0
Additions	12,902
Change in fair value	2,527
Converted to common stock	(15,429)
Balance, December 31, 2022	0
Converted to common stock reclassified in additional paid-in capital	$ (15,600)